Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000017675
Shareholder Report [Line Items]
Fund Name	Reaves Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	RSRFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Reaves Infrastructure Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://reavesam.com/our_services/reaves-infrastructure-fund/. You can also request this information by contacting us at 1-866-342-7058.
Additional Information Phone Number	1-866-342-7058
Additional Information Website	https://reavesam.com/our_services/reaves-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reaves Infrastructure Fund, Institutional Class Shares	$139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund delivered strong results over the past year, driven by solid growth in earnings and dividends from most portfolio companies. The macroeconomic backdrop was challenging, especially for holdings in the utility sector, as inflation remained above the Federal Reserve’s target level and the 10-year U.S. Treasury yield increased from 3.97% to 4.75%.

Performance lagged the broader market S&P 500 Index but exceeded the infrastructure benchmark largely due to holdings in companies responsible for constructing, connecting, and powering the underlying infrastructure for AI expansion. Companies providing electrical equipment, engineering and construction services, communications infrastructure, optical networking, and power generation were aided by growing investor confidence that hyperscaler capital expenditures and AI infrastructure investment remain in the early stages of a multi-year expansion cycle.

The Fund maintains a disciplined, research-focused strategy, investing in select companies across diverse industries. The largest allocations are typically made to infrastructure-oriented businesses distinguished by high barriers to entry, reliable operations, and a proven capacity for ongoing cash flow growth.

We continue to see improving fundamentals across many companies within the portfolio. Regulated utilities, we believe, are benefiting from accelerating electricity demand driven by data center development, industrial reshoring, and broader electrification trends. This demand is supporting expanding capital investment programs across generation, transmission, and distribution infrastructure, creating opportunities for sustained earnings growth and increasing dividend growth potential. At the same time, independent power producers continue to benefit from increasing demand for reliable electricity, with long-term power agreements improving cash flow visibility, supporting higher returns on existing assets, and reducing earnings volatility.

The Fund remains dedicated to maintaining a portfolio of well-researched, high-quality companies across essential industries—investments that support sustained earnings and dividend growth while providing meaningful defensive attributes for investors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Reaves Infrastructure Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Infrastructure (USD) (TR)Footnote Reference*
Jul/16	$10,000	$10,000	$10,000
Jul/17	$10,751	$11,604	$10,127
Jul/18	$11,207	$13,489	$10,310
Jul/19	$12,637	$14,566	$11,670
Jul/20	$12,873	$16,308	$11,750
Jul/21	$14,907	$22,251	$13,362
Jul/22	$14,011	$21,219	$14,376
Jul/23	$13,245	$23,980	$13,426
Jul/24	$14,581	$29,292	$16,131
Jul/25	$18,335	$34,076	$19,505
Jul/26	$20,950	$40,742	$20,711

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Reaves Infrastructure Fund, Institutional Class Shares	14.26%	7.04%	7.68%
S&P 500 Index (USD) (TR)Footnote Reference*	19.56%	12.86%	15.08%
MSCI USA Infrastructure (USD) (TR)Footnote Reference*	6.19%	9.16%	7.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 36,995,187
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 82,244
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,995,187	34	$82,244	44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.1%
Gas	2.2%
Communication Services	3.5%
Independent Power and Renewable Electricity Producers	5.0%
Information Technology	5.0%
Telecommunication Services	6.7%
Real Estate	11.4%
Energy	12.8%
Multi-Utilities	15.5%
Industrials	16.3%
Electric Utilities	21.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Quanta Services	5.8%
DT Midstream	5.7%
Talen Energy	5.0%
Entergy	4.6%
Constellation Energy	4.4%
Equinix	4.1%
IDACORP	4.1%
NiSource	4.0%
T-Mobile US	3.5%
Johnson Controls International	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-342-7058
Updated Prospectus Web Address	https://reavesam.com/our_services/reaves-infrastructure-fund/